Note 9 - Right of Use Asset and Lease Liability (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about right-of-use assets and lease liabilities [text block]
Right of use asset	Building
Cost
Balance, January 1, 2019	$-
Additions	1,127,534
Disposal (1)	(892,300)
Effect of changes in foreign exchange rates	2,966
Balance, December 31, 2019	238,200

Accumulated Amortization
Balance, January 1, 2019	-
Amortization	15,683
Balance, December 31, 2019	15,683
Carrying Amounts
At December 31, 2019	$222,517

Lease liability
Balance, January 1, 2019	$-
Additions	1,127,534
Interest expense	4,705
Interest included in discontinued operations	74,494
Lease payments	(19,162)
Lease payments included in discontinued operations	(258,460)
Disposal (1)	(695,733)
Effect of changes in foreign exchange rates	(9,620)
Balance, December 31, 2019	$223,758